SCHEDULE OF PATENTS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Asset Impairment [Abstract]
Patents, Cost	$ 212,161	$ 208,079	$ 208,211
Accumulated Amortization	202,572	194,380	178,074
Patents, Net	$ 9,589	$ 13,699	$ 30,137